Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($)	Common Stock [Member]	Common Stock [Member] Convertible Notes To Warrants [Member]	Common Stock [Member] Convertible Notes to Equity [Member]	Common Stock [Member] Conversion of Whiskey Notes [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Prepaid Warrants [Member]	Common Stock [Member] Prepaid Warrants [Member] Convertible Notes to Equity [Member]	Common Stock [Member] Prepaid Warrants [Member] Conversion of Whiskey Notes [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Factoring Agreements [Member]	Common Stock [Member] IPO [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Convertible Notes To Warrants [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Convertible Notes to Equity [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Conversion of Whiskey Notes [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Warrant [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Private Placement [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Factoring Agreements [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] IPO [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Convertible Notes To Warrants [Member]	Additional Paid-in Capital [Member] Convertible Notes to Equity [Member]	Additional Paid-in Capital [Member] Conversion of Whiskey Notes [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Additional Paid-in Capital [Member] Factoring Agreements [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Retained Earnings [Member] Convertible Notes To Warrants [Member]	Retained Earnings [Member] Convertible Notes to Equity [Member]	Retained Earnings [Member] Conversion of Whiskey Notes [Member]	Retained Earnings [Member] Warrant [Member]	Retained Earnings [Member] Private Placement [Member]	Retained Earnings [Member] Factoring Agreements [Member]	Retained Earnings [Member] IPO [Member]	Total	Convertible Notes To Warrants [Member]	Convertible Notes to Equity [Member]	Conversion of Whiskey Notes [Member]	Warrant [Member]	Private Placement [Member]	Factoring Agreements [Member]	IPO [Member]
Beginning Balance, value at Dec. 31, 2022	$ 67																				$ 31,414,699								$ (38,046,057)								$ (6,631,291)
Common stock, shares outstanding (in shares) at Dec. 31, 2022	381,556
Shares Repurchased																					(11,340)																$ (11,340)
Shares Repurchased (in shares)	(72)																																				(72)
Share-based Compensation																					18,594																$ 18,594
Net Loss																													(36,798,419)								(36,798,419)
Ending Balance, value at Dec. 31, 2023	$ 67																				31,421,953								(74,844,476)								$ (43,422,456)
Common stock, shares outstanding (in shares) at Dec. 31, 2023	381,484																																				381,484
Preferred stock, shares outstanding (in shares) at Dec. 31, 2023																																					0
Acquisition of Thinking Tree Spirits	$ 5																				670,681																$ 670,686
Acquisition of Thinking Tree Spirits (in shares)	50,958
Initial Public Offering of Common Stock											$ 169					$ 9	$ 33	$ 7							$ (9)	$ 3,290,567	$ 719,912	$ 3,591,910														$ 3,290,600	$ 719,919	$ 3,592,079
Initial Public Offering of Common Stock (in shares)											1,687,500					93,789	329,060	71,991
Issuance of Warrants to Purchase Common Stock																					8,828					$ 1,397,998											8,828					$ 1,397,998
Exercise of Warrants to Purchase Common Stock	$ 32																				(32)
Exercise of Warrants to Purchase Common Stock (in shares)	317,853
Common Stock Exchanged for Prepaid Warrants - Whiskey Notes and related Warrant Liabilities	$ (3)		$ (193)	$ (197)																	3		$ 193	$ 197
Common Stock Exchanged for Prepaid Warrants - Whiskey Notes and related Warrant Liabilities (in shares)						(32,728)	(1,927,800)	(1,969,192)
2022 Convertible Note Warrants Reclassified from Liability to Equity																						$ 1,873,000																$ 1,873,000
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity			$ 382	$ 295																			$ 15,277,786	$ 11,783,773															$ 15,278,168	$ 11,784,068
Conversion of Whiskey Notes and Related Warrant Liabilities to Equity (in shares)			3,819,542	2,946,015
Shares Repurchased																					(3,690)																$ (3,690)
Shares Repurchased (in shares)	(21)																																				(21)
Share-based Compensation																					4,892,110																$ 4,892,110
Net Loss																													710,458								710,458
Ending Balance, value at Dec. 31, 2024	$ 556											$ 49									$ 74,925,180								$ (74,134,018)								$ 791,767
Common stock, shares outstanding (in shares) at Dec. 31, 2024	5,273,611																																				5,273,611
Preferred stock, shares outstanding (in shares) at Dec. 31, 2024												494,840								494,840																	494,840